Stockholder's Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholder's Equity

16.	Stockholders’ Equity
Class A Common Stock
As of September 30, 2021, the Company was authorized to issue 300.0 million shares of class A common stock and 100.0 million shares of preferred stock.
Issued and outstanding stock as of September 30, 2021 consisted of 116.1 million and 113.3 million shares of class A common stock, respectively. The par value of each share of the class A common stock is $0.0001 per share.
The Company had reserved shares of class A common stock for issuance in connection with the following:

	September 30,	December 31,
	2021	2020
	(in thousands)
Common stock warrants (as exercised for class A common stock) treated as equity	1,770	12,312
Stock options outstanding	2,344	3,489
Restricted stock units outstanding	9,158	—
Public Warrants (as exercised for class A common stock) treated as liability	15,813	—
Private Placement Warrants (as exercised for class A common stock) treated as liability	8,325	—
Shares available for future grant	146,474	248,617

Total class A common stock reserved	183,884	264,418

The Company has approximately 2.4 million Sponsor
Earn-Out
Shares that are subject to specific
lock-up
provisions and potential forfeitures depending upon the post-Merger performance of the Company’s class A common stock, and therefore, are required to be recorded as liabilities at their fair value and adjusted to fair value at each reporting period. The Sponsor
Earn-Out
Shares have the following provisions:

Terms
Contractual Life	Seven years from the closing date of the Merger

Release Provision	Exactly half of the Sponsor
Earn-Out
Shares have a release provision (“Release”) at such time that the volume weighted average price (“VWAP”) is equal to, or greater than, $15.00 per share for ten of any twenty consecutive trading days. The remaining Sponsor Shares Release at such time that the VWAP is equal to, or greater than, $17.50 per share for the of any twenty consecutive trading days. There is an additional provision for acceleration of the Release upon a defined change in control.

Forfeiture Provision	If, within the seven year period, the Sponsor Earn-Out Shares have not met the Release provisions, the Sponsor Earn-Out Shares will automatically forfeit and be cancelled.
As a result, the Company recorded a long-term liability of $15.4 million as of September 30, 2021 and a loss on fair value of $2.2 million in both the three and nine months ended September 30, 2021.

16.	Stockholders’ Equity
Common Stock
As of December 31, 2020, the Company is authorized to issue
 300.0
million shares of class A Common Stock and
 100.0
million of preferred stock.
Issued and outstanding stock as of December 31, 2020 consists of 35.6
million and
34.7
million shares of Class A Common Stock respectively. The par value of each of the common stock is
$0.0001 per share.
The Company had reserved shares of Class A Common Stock for issuance in connection with the following:

	December 31,
	2020	2019
	(in thousands)
Class A Common Stock warrants (as converted to Class A Common Stock)	12,312	11,551
Stock options outstanding	3,489	3,856
Shares available for future grant	248,617	253,519

Total Class A Common Stock reserved	264,418	268,926

Warrants
Outstanding Warrants
The Company has 12.3 million class A common stock warrants outstanding which have an exercise price of $0.01 and expiration dates from January 10, 2022 to October 31, 2029. These warrants are equity classified and are included in additional paid-in capital in the consolidated balance sheets.